Income Tax And Social Contribution - Summary of Breakdown of Deferred Income Tax And Social Contribution Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Tax loss carryforwards and negative basis of social contribution tax	R$ 193,566	R$ 235,302
Allowance for doubtful accounts	51,151	28,215
Allowance for losses on inventories	50,593	47,509
Provision for tax, civil and labor contingencies (note 20)	53,377	68,305
Effect of changes in fair value of derivative instruments, including hedge accounting transactions (note 5.2.)	(247,163)	(177,212)
Provision for ICMS – ST (note 20)	24,659	41,129
Allowances for losses on advances to suppliers	898	2,789
Accrued benefits sharing and partnerships	17,483	14,590
Provision for profit sharing	54,427	77,912
Adjustment to useful life of assets	(118,632)	(128,367)
Provision carbon credits	8,297	4,208
Profit not realized in inventories	32,899	25,604
Provision for losses - property and intangible assets	(4,509)	9,048
INSS with Suspended Liability (note 20)	17,757	14,250
Lease	22,268	14,325
Other temporary differences (a)	60,886	55,694
Post-employment healthcare plan	33,589	26,827
Fair value of identifiable net assets in business combinations of Emeis Holdings Pty Ltd	(24,516)	(24,912)
Stock option plan	112,095	39,950
Others expenses provision	35,323	23,234
Total	374,448	398,400
Deferred income tax and social contribution assets	769,268	728,892
Deferred income tax and social contribution liabilities	(394,820)	(330,492)
Income tax and social contribution	R$ 374,448	R$ 398,400